Note 10 - Related Party	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
Note 10:       Related Party

Berkshire Hathaway and its wholly owned subsidiary, World Media, are now considered related parties.  As described in Notes 2, 5, and 6, the Company consummated new financing arrangements, granted warrants that were exercised, sold most its newspaper assets, and engaged in a series of transition services.  At the time of the original agreements for the financing arrangements (including the warrant agreement) and the sale of the newspaper assets, the Company and Berkshire Hathaway were not then related parties.  The consummation of, along with the exercise of rights under, those agreements created the related party status.

As of December 31, 2012, Berkshire Hathaway owned approximately 17% of the Class A shares of the Company and had recommended to the Company an individual to serve as a Director in accordance with the Shareholder Agreement.  It was also the counterparty to the Company’s term loan and revolving line of credit.  Following the sale of the Company’s newspaper assets, the Company and World Media engaged in a series of transition services to effectuate the transfer in a smooth and orderly fashion.  The single largest arrangement was that from the time of close in late June until late December, the Company leased employees to World Media at cost including employee benefits.  In late December, these leased employees became employees of World Media.  World Media has fully indemnified the Company for all issues that arose during the lease period.  In addition, the Company provided World Media services and support in the areas of information technology, human resources, accounting, and digital for fees that were designed to approximate the Company’s cost.  Payments received from World Media for both the leasing of employees and transition services totaled approximately $52 million.  World Media provided services and support to the Company in the areas of information technology, newspaper systems, billing, and remittance processing for fees that were designed to approximate World Media’s cost.  Payments for these amounts totaled $406 thousand.  In addition, the Company passed along approximately $4 million in credit card payments and $617 thousand of other payments to World Media received subsequent to June 25th.

As of December 31, 2012, the Company had a payable to World Media of $83 thousand included in the line item “Accrued expenses and other liabilities” and a receivable of $1.5 million included in the line item “Other” current assets on the Consolidated Balance Sheet.